Offerings - Offering: 1	Feb. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	7,850,209
Proposed Maximum Offering Price per Unit	14.96
Maximum Aggregate Offering Price	$ 117,469,446
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,985
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any additional shares of the common stock of Upwork Inc. (the “Registrant”) that become issuable under the 2018 Equity Incentive Plan (the “2018 Plan”) and the 2018 Employee Stock Purchase Plan (the “Purchase Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s common stock.
Represents the following: (i) 6,767,422 shares of the Registrant’s common stock that were automatically added to the shares reserved for issuance under the 2018 Plan on January 1, 2025 resulting from the automatic annual increase pursuant to the provision of the plan in the number of authorized shares reserved and available for issuance under the 2018 Plan and (ii) 1,082,787 shares of the Registrant’s common stock that were automatically added to the shares reserved for issuance under the Purchase Plan on January 1, 2025 resulting from the automatic annual increase pursuant to the provision of the plan in the number of authorized shares reserved and available for issuance under the Purchase Plan.
Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Select Market on February 12, 2025.
Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Select Market on February 12, 2025. Under the Purchase Plan, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less.
The Registrant does not have any fee offsets.